Stockholders' Equity (Deficit) and Preferred Stock Subject to Redemption	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Deficit) and Preferred Stock Subject to Redemption

NOTE 6 — STOCKHOLDERS’ EQUITY (DEFICIT) AND PREFERRED STOCK SUBJECT TO REDEMPTION

Common Stock

As of December 31, 2014, the Company was authorized to issue 50,000,000 shares of common stock with a par value of $0.001 per share. Effective June 17, 2015, the Company effected a 1-for-7.15 reverse stock split and all common share amounts and per share amounts reflected in this Quarterly Report on Form 10- Q have been adjusted to reflect that reverse stock split. The Company amended and restated its Certificate of Incorporation on June 29, 2015 (“the Amended Certificate”) and reduced the authorized shares of the Company’s common stock to 25,000,000 with a par value of $0.001 per share.

As of September 30, 2015, the Company has a total of 7,792,433 shares of common stock issued and outstanding.

Preferred Stock

The Company’s Board of Directors is authorized, subject to any limitations prescribed by law, to provide for the issuance of the authorized shares of preferred stock in series and to establish the number of shares to be included in each such series, and to fix the designation, powers, preferences and rights of the shares of each such series and any qualifications, limitations or restrictions thereon.

Pursuant to the Amended Certificate, as of June 29, 2015, the Company was authorized to issue 5,000,000 shares of preferred stock, $0.001 par value per share. Prior to the Amended Certificate and as of December 31, 2014, the Company was authorized to issue 7,200,000 shares, 1,687,500 shares, 4,220,464 shares, 7,658,182 shares, and 4,500,000 shares of Series A-1, Series A-2, Series A-3, Series B, and Series C preferred stock, respectively, with a par value of $0.001 per share.

Upon the closing of the Company’s initial public offering, all outstanding shares of convertible preferred stock and preferred stock subject to redemption were converted into an aggregate of 3,322,650 shares of common stock. The following provides material terms and certain historical information regarding the Series A-1, Series A-2, Series A-3, Series B and Series C Preferred Stock prior to their conversion to common stock:

●	Redemption. At any time after five years following the date of the initial issuance of the Series A-3, Series B, or Series C preferred stock, as applicable, and at the option of the holders of a majority of the then outstanding shares of Series A-3, Series B, and Series C preferred stock, voting together as a single class, the Company was required to redeem any outstanding shares that have not been converted by paying cash in an amount per share equal to the liquidation preference of $0.62 and $1.30 for the Series A-3 and Series C preferred stock, respectively, and $1.19 per share, plus any accrued but unpaid dividends, for the Series B preferred stock. Given the holders’ redemption option, the Series A-3, Series B, and Series C preferred stock is classified as preferred stock subject to redemption in the accompanying unaudited Condensed Balance Sheets.

●	Dividends. The holders of outstanding shares of preferred stock were entitled to receive dividends, when, as and if declared by the Company’s Board of Directors. The annual dividend rate was $0.00556 per share for the Series A-1 preferred stock, $0.032 per share for the Series A-2 preferred stock, $0.04957 per share for the Series A-3 preferred stock, $0.09524 per share for the Series B preferred stock, and $0.104 for Series C preferred stock (subject to adjustment). The right to receive dividends on shares of Series B preferred stock was cumulative and the dividends accrue to holders of Series B preferred stock whether or not dividends are declared or paid in a calendar year. Undeclared dividends in arrears for the Series B preferred stock was approximately $2 million and $1.7 million as of June 29, 2015 and December 31, 2014, respectively. The right to receive dividends on shares of Series A and Series C preferred stock was not cumulative and no right to such dividends accrued to holders of Series A or Series C preferred stock.

●	Liquidations. In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, Series B and Series C preferred stockholders receive an amount per share equal to the sum of the original purchase price of $1.19 plus all cumulative but unpaid dividends for Series B, and $1.30 for Series C. If upon the liquidation, the available assets are insufficient to permit payments to Series B and Series C holders, the entire assets legally available will be distributed in a pro rata basis among the holders in proportion to the full amounts they would otherwise be entitled to receive. Upon the completion of the distribution to the holders of the Series B and Series C preferred stock, the holders of the Series A preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of all other capital stock by reason of their ownership of such stock, an amount per share equal to the sum of the original issue price per share of $0.07, $0.40, and $0.62 for Series A-1, Series A-2, and Series A-3 preferred stock, respectively, plus any accrued but unpaid dividends on the preferred stock. Any remaining assets are distributed pro rata among the preferred and common shareholders.

Stock Transactions

Initial Public Offering

On June 29, 2015, the Company closed its initial public offering, selling 4,000,000 shares of the Company’s common stock at an initial public offering price of $5.00 per share, for aggregate gross proceeds to the Company of $20 million. The Company paid to the underwriters underwriting discounts and commissions of approximately $1.6 million in connection with the offering, and approximately $1 million of other expenses in connection with the offering. Effective prior to the closing of the initial public offering, the Company converted all of its outstanding shares of Series A-1, Series A-2, Series A-3, Series B, and Series C preferred into an aggregate of 3,322,650 shares of the Company’s common stock.

Series C Financing

In December 2014, the Company issued an aggregate of 2,369,228 shares of Series C preferred stock and warrants to purchase an aggregate of 331,358 shares of the Company’s common stock (the “Warrants”), for aggregate gross proceeds of $3,081,893 (the “Series C Financing”). All of these shares of Series C preferred stock were converted into 331,358 shares of the Company’s common stock prior to the closing of the initial public offering. Each Warrant has a term of seven years and provides for the holder to purchase one share of the Company’s common stock at a purchase price of $9.30 per share of common stock. The Warrants are indexed to the Company’s own stock and classified within stockholders’ equity pursuant to ASC 815-40. The gross proceeds were allocated to the Series C preferred stock and Warrants on a relative fair value basis, resulting in a value of $7.83 for the Series C preferred stock. The allocation of proceeds to the Warrants creates a discount of $1.47 in the initial carrying value of the Series C preferred stock, which was recognized as accretion, similar to preferred stock dividends, over the five-year period prior to optional redemption by the holders.

In connection with the Series C Financing, all of the 2014 Notes were converted into shares of Series C preferred stock and Warrants as follows:

●	$535,000 unpaid principal plus accrued interest of $18,342 on convertible notes converted into 567,529 shares of Series C preferred stock, which was later converted into 79,374 shares of the Company’s common stock, and 79,374 Warrants

●	$70,000 unpaid principal plus accrued interest of $537 on note payable extinguished and converted into 54,259 shares of Series C preferred stock, which was later converted into 7,589 shares of the Company’s common stock and 7,589 Warrants

Notes with an unpaid principal balance of $535,000 were converted into shares of Series C preferred stock and warrants to purchase shares of common stock at 75% of the price paid by other purchasers of the Series C Financing. The Company recognized additional interest expense of $184,445 upon conversion, calculated as the fair value of incremental shares and warrants received by the holders compared to converting the outstanding debt and accrued interest at 100% of the price paid by purchasers of the Series C Financing. The note with an unpaid principal balance of $70,000 was exchanged for shares of Series C preferred stock and warrants to purchase shares of common stock at a price per share equal to the price per share paid by purchasers of the Series C Financing. As such, there was no gain recognized or loss incurred upon extinguishment of the note in 2014.

Prepaid Forward Sale of Preferred Stock

On November 30, 2010, the Company concurrently entered into a Research and Development Agreement & License (“R&D Agreement”) and a Put and Call Option Agreement (“Option Agreement”) with two commonly controlled entities, Kolu Pohaku Technologies, LLC (“KPT”) and Kolu Pohaku Management, LLC (“KPM”). The R&D Agreement was subsequently amended on July 6, 2011, September 30, 2011, February 6, 2012 and November 4, 2013 to increase the funding received by the Company.

Research and Development Agreement & License

The R&D Agreement between the Company and KPM and KPT, a Qualified High Technology Business within the meaning of Hawaii Revised Statutes, called for KPT to make a series of payments to the Company totaling $1,750,000 in exchange for the Company performing research and development activities in Hawaii for the benefit of KPT (referred to herein as the KP Research). The KP Research consisted of the initial phase of research, including the conduct of Phase II clinical trials in Hawaii for RP-G28. Pursuant to the terms of the R&D Agreement, the Company maintained ownership of the results of the Company’s ongoing research related to RP-G28, but KPT maintained ownership of the results of the KP Research. Inventions, developments and improvements arising out of the KP Research were owned by KPT. Under the terms of the R&D Agreement, the Company would bear any costs involved in obtaining patents for any inventions, developments or improvements resulting from the Research Project. In exchange for the irrevocable, perpetual, exclusive, worldwide right and license to the results of the KP Research, as they are generated under this R&D Agreement, the Company agreed to pay a quarterly royalty payment to KPT of $32,000 commencing March 31, 2015 and continuing through December 31, 2035 or until such time as the KPM put or call option (as described below) was exercised. On March 26, 2015, the Company exercised the KPM put option and issued 1,469,994 shares of Series B preferred stock to KPM, resulting in the full satisfaction of the Company’s obligation to make royalty payments to KPT.

Option Agreement

Pursuant to the terms of the KPM Option Agreement, the Company had the right to put 1,469,994 shares of the Company’s Series B Preferred Stock (“Series B”) to KPM and KPM had the option to call the same amount of shares of Series B from the Company at any time after December 31, 2014. The number of shares was determined by dividing the $1,750,000 of payments made by KPT to the Company under the R&D Agreement by the Series B original issue price of $1.19. Exercise of the put or call option would result in full satisfaction of the Company’s obligation to make royalty payments to KPT under the R&D Agreement and KPT’s right, title and interest in the research conducted pursuant to the R&D Agreement would become the property of the Company. On March 26, 2015, the Company exercised its right to the KPM put option and issued 1,469,994 shares of Series B preferred stock to KPM. Pursuant to the terms of the KPM Option Agreement, this resulted in the full satisfaction of the Company’s obligation to make royalty payments to KPT under the R&D Agreement and also resulted in the termination of the R&D Agreement and all of KPT’s right, title and interest in and to the KP Research, which rights now belong to the Company.

The R&D Agreement and the put or call option have been recognized on a combined basis, pursuant to ASC 815-10-15-9, as a fully prepaid forward sale contract on the Company’s Series B preferred stock. The fully prepaid forward sale contract is a hybrid instrument comprising (1) a debt host instrument and (2) an embedded forward sale contract, requiring the Company to issue 1,469,994 shares of the Company’s Series B for no further consideration. Payments received by the Company, totaling $1,750,000, are recognized as preferred stock subject to redemption in the Condensed Balance Sheet as of December 31, 2014. The Company converted these shares into an aggregate of 205,593 shares of the Company’s common stock upon the closing of the IPO.

As described in Note 6, in 2014, the Company issued seven-year warrants (the “Warrants”) to investors for the purchase of 418,321 shares of the Company’s common stock at an exercise price of $9.30 per share.

The Company analyzed the Warrants in accordance with ASC Topic 815 to determine whether the Warrants meet the definition of a derivative and, if so, whether the Warrants meet the scope exception that provides for equity classification of derivative instruments issued or held by the reporting entity that are both (1) indexed to its own stock and (2) classified in stockholders’ equity. The Company concluded these Warrants should be classified as equity since they contain no provisions, which would require recognition as a liability.

The following represents a summary of the warrants outstanding at September 30, 2015 and changes during the period then ended:

	Weighted Average	Weighted &Average
Warrants	Exercise Price	Exercise Price
Outstanding at December 31, 2014	418,321	$9.30
	-	-
Granted	-	-
Outstanding at September 30, 2015	418,321	$9.30
Exercisable at September 30, 2015	418,321	$9.30

NOTE 7 — STOCKHOLDERS’ DEFICIT AND PREFERRED STOCK SUBJECT TO REDEMPTION

As of December 31, 2014, the Company is authorized to issue 50,000,000 shares of common stock with a par value of  $0.001 per share and 7,200,000 shares, 1,687,500 shares, 4,220,464 shares, 7,658,182 shares, and 4,500,000 shares of Series A-1, Series A-2, Series A-3, Series B, and Series C preferred stock, respectively, with a par value of  $0.001 per share. As of December 31, 2014, the Company has a total of 465,384 common shares issued and outstanding, and has 7,200,000, 1,687,500, 4,220,464, 6,188,188, and 2,991,016 shares of Series A-1, Series A-2, Series A-3, Series B, and Series C preferred stock issued and outstanding, respectively. The holders of outstanding shares of preferred stock will receive dividends, when, as and if declared by the Company’s Board of Directors. The annual dividend rate is $0.00556 per share for the Series A-1 preferred stock, $0.032 per share for the Series A-2 preferred stock, $0.04957 per share for the Series A-3 preferred stock, $0.09524 per share for the Series B preferred stock, and $0.104 for Series C preferred stock (subject to adjustment). The right to receive dividends on shares of Series B preferred stock is cumulative and the dividends accrue to holders of Series B preferred stock whether or not dividends are declared or paid in a calendar year. Undeclared dividends in arrears for the Series B preferred stock was approximately $1.7 million and $1.1 million as of December 31, 2014 and 2013, respectively. The right to receive dividends on shares of Series A and Series C preferred stock is not cumulative and no right to such dividends shall accrue to holders of Series A or Series C preferred stock.

Each share of the preferred stock will be automatically converted into fully-paid, non-assessable shares of common stock on a 7.15-for-1 basis, after giving effect to the Company’s reverse stock split, which was effected on June 17, 2015, (i) immediately prior to the closing of a firm commitment underwritten initial public offering provided that the aggregate gross proceeds to the Corporation are greater than $10,000,000 (“Qualified Public Offering”), or (ii) upon the written request for such conversion from the holders of a majority of outstanding preferred stock.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, Series B and Series C preferred stockholders receive an amount per share equal to the sum of the original purchase price of  $1.19 plus all cumulative but unpaid dividends for Series B, and $1.30 for Series C. If upon the liquidation, the available assets are insufficient to permit payments to Series B and Series C holders, the entire assets legally available will be distributed in a pro rata basis among the holders in proportion to the full amounts they would otherwise be entitled to receive. Upon the completion of the distribution to the holders of the Series B and Series C preferred stock, the holders of the Series A preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of all other capital stock by reason of their ownership of such stock, an amount per share equal to the sum of the original issue price per share of  $0.07, $0.4, and $0.62 for Series A-1, Series A-2, and Series A-3 preferred stock, respectively, plus any accrued but unpaid dividends on the preferred stock. Any remaining assets are distributed pro rata among the preferred and common shareholders.

At any time after five years following the date of the initial issuance of the Series A-3, Series B, or Series C preferred stock, as applicable, and at the option of the holders of a majority of the then outstanding shares of Series A-3, Series B, and Series C preferred stock, voting together as a single class, the Company shall redeem any outstanding shares that have not been converted by paying cash in an amount per share equal to the liquidation preference of  $0.62 and $1.30 for the Series A-3 and Series C preferred stock, respectively, and $1.19 per share, plus any accrued but unpaid dividends, for the Series B preferred stock. Given the holders’ redemption option, the Series A-3, Series B, and Series C preferred stock is classified as preferred stock subject to redemption in the accompanying Balance Sheets.

In November 2013, the Company entered into a Series B Preferred Stock Purchase Agreement with certain investors raising approximately $500,000, selling 419,995 shares of Series B preferred stock. Also in November 2013, the Company converted a total of approximately $135,000 in convertible notes, including accrued interest of approximately $9,000, into 103,235 shares of Series B preferred stock.

In December 2014, the Company issued an aggregate of 2,369,228 shares of Series C preferred stock, and warrants to purchase an aggregate of 331,361 shares of the Company’s common stock (the “Warrants”), for aggregate gross proceeds of  $3,081,893 (the “Series C Financing”). Each Warrant has a term of seven (7) years and provides for the holder to purchase one share of the Company’s common stock at a purchase price of  $9.30 per share of common stock. The Warrants are indexed to the Company’s own stock and classified within stockholders’ equity pursuant to ASC 815-40. The gross proceeds were allocated to the Series C preferred stock and Warrants on a relative fair value basis, resulting in a value of  $1.10 for the Series C preferred stock. The allocation of proceeds to the Warrants creates a discount of  $0.20 in the initial carrying value of the Series C preferred stock, which will be recognized as accretion, similar to preferred stock dividends, over the five-year period prior to optional redemption by the holders.

In connection with the Series C Financing, all of the 2014 Notes were converted into shares of Series C preferred stock and Warrants as follows:

●	$535,000 unpaid principal plus accrued interest of $18,342 on convertible notes described in Note 5 converted into 567,529 shares of Series C preferred stock and 79,374 Warrants

●	$70,000 unpaid principal plus accrued interest of $537 on note payable described in Note 5 extinguished and converted into 54,259 shares of Series C preferred stock and 7,588 Warrants

Notes with an unpaid principal balance of  $535,000 were converted into shares of Series C preferred stock and warrants to purchase shares of common stock at 75% of the price paid by other purchasers of the Series C Financing. The Company recognized additional interest expense of  $184,445 upon conversion, calculated as the fair value of incremental shares and warrants received by the holders compared to converting the outstanding debt and accrued interest at 100% of the price paid by purchasers of the Series C Financing. The note with an unpaid principal balance of  $70,000 was exchanged for shares of Series C preferred stock and warrants to purchase shares of common stock at a price per share equal to the price per share paid by purchasers of the Series C Financing. As such, there was no gain recognized or loss incurred upon extinguishment of the note.

Prepaid Forward Sale of Preferred Stock

On November 30, 2010, the Company concurrently entered into a Research and Development Agreement & License (“R&D Agreement”) and a Put and Call Option Agreement (“Put/Call”) with two commonly controlled entities, Kolu Pohaku Technologies, LLC (“KPT”) and Kolu Pohaku Management, LLC (“KPM”). The agreement was subsequently amended on July 6, 2011, September 30, 2011, February 6, 2012 and November 4, 2013 to increase the funding received by the Company.

Research and Development Agreement & License

The R&D Agreement between the Company and KPM and KPT, a Qualified High Technology Business within the meaning of Hawaii Revised Statutes, call for KPT to make a series of payments to the Company totaling $1,750,000 in exchange for the Company performing research and development activities in Hawaii for the benefit of KPT. The research project covered by the R&D Agreement is for the initial phase of research performed in Hawaii, including the conduct of Phase II clinical trials, for RP-G28, the Company’s drug candidate (the “KP Research”). Pursuant to the terms of the R&D Agreement, we maintain ownership of the results of our ongoing research related to RP-G28, but KPT maintains ownership of the results of the KP Research. Inventions, developments, and improvements arising out of the KP Research are owned by KPT. The Company bears any costs involved in obtaining patents for any inventions, developments or improvements resulting from the KP Research. In exchange for the irrevocable, perpetual, exclusive, worldwide right and license to the results of the KP Research, as they are generated under this R&D Agreement, the Company will pay a quarterly royalty payment to KPT of  $32,000 commencing March 31, 2015 and continuing through December 31, 2035.

Put and Call Option Agreement

Anytime after December 31, 2014, the Company has the option to put 1,469,994 shares of the Company’s Series B Preferred Stock (“Series B”) to KPM and KPM has the option to call the same amount of shares of Series B from the Company. The number of shares was determined by dividing the $1,750,000 of payments made by KPT to the Company under the R&D Agreement by the Series B original issue price of  $1.19. Irrespective of whether the above exercise date has passed, the Put/Call automatically exercises immediately prior to any of the following events: (i) a qualified public offering by the Company, (ii) any liquidation or winding up of the Company, (iii) license of the Company’s RP-G28 technology, or (iv) complete redemption or conversion of the Company’s outstanding Series B. Exercise of the Put/Call under any scenario results in full satisfaction of the Company’s obligation to make royalty payments to KPT under the R&D Agreement and KPT’s right, title and interest in the research conducted pursuant to the R&D Agreement becomes the property of the Company. In the event of a breach of the R&D Agreement by the Company, KPM & KPT’s sole remedy is to either exercise the call option, even if before December 31, 2014, or institute an action for money damages in an amount not to exceed the payments under the R&D Agreement.

The R&D Agreement and the Put/Call have been recognized on a combined basis, pursuant to ASC 815-10-15-9, as a fully prepaid forward sale contract on the Company’s Series B preferred stock. The fully prepaid forward sale contract is a hybrid instrument comprising (1) a debt host instrument and (2) an embedded forward sale contract, requiring the Company to issue 1,469,994 shares of the Company’s Series B for no further consideration. Payments received by the Company, totaling $1,750,000, are recognized as preferred stock subject to redemption in the Balance Sheet.